Employee Benefits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Employee Benefits
21.	Employee Benefits

(a) Defined contribution plans

The expenses related to post-employment benefit plans under defined contribution plans for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in millions of Won)
Expense related to post-employment benefit plans under defined contribution plans	￦	30,344	35,538	42,825

(b) Defined benefit plans

1) The amounts recognized in relation to net defined benefit liabilities in the statements of financial position as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Present value of funded obligations	￦	1,826,907	2,117,829
Fair value of plan assets (*1)		(1,714,166)	(1,997,717)
Present value of non-funded obligations		16,228	19,332

Net defined benefit liabilities	￦	128,969	139,444

(*1)

As of December 31, 2017 and 2018, the Company recognized net defined benefit assets amounting to ￦8,224 million and ￦1,489 million, respectively, since there are consolidated entities whose fair value of plan assets exceeded the present value of defined benefit obligations.

2) Changes in present value of defined benefit obligations for the years ended December 31, 2017 and 2018 were as follows:

	2017		2018
	(in millions of Won)
Defined benefit obligations at the beginning of period	￦	1,733,020	1,843,135
Current service costs		209,612	212,323
Interest costs		35,830	54,950
Remeasurements :		51,994	212,678
— Gain from change in financial assumptions		(50,218)	173,084
— Loss (gain) from change in demographic assumptions		15,952	526
— Others		86,260	39,068
Benefits paid		(185,220)	(189,165)
Others		(2,101)	3,240

Defined benefit obligations at the end of period	￦	1,843,135	2,137,161

3) Changes in fair value of plan assets for the years ended December 31, 2017 and 2018 were as follows:

	2017		2018
	(in millions of Won)
Fair value of plan assets at the beginning of period	￦	1,693,118	1,714,166
Interest on plan assets		45,516	50,784
Remeasurement of plan assets		(17,190)	(19,761)
Contributions to plan assets		164,828	408,326
Benefits paid		(168,643)	(163,112)
Others		(3,463)	7,314

Fair value of plan assets at the end of period	￦	1,714,166	1,997,717

The Company expects to make an estimated contribution of ￦408,887 million to the defined benefit plan assets in 2019.

4) The fair value of plan assets as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Equity instruments	￦	41,218	3,151
Debt instruments		367,027	692,825
Deposits		1,254,571	1,244,802
Others		51,350	56,939

	￦	1,714,166	1,997,717

5) The amounts recognized in consolidated statements of comprehensive income for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in millions of Won)
Current service costs	￦	285,706	209,612	212,323
Net interest costs (*1)		1,901	(9,686)	4,166

	￦	287,607	199,926	216,489

(*1)	The actual return on plan assets amounted to ￦30,422 million, ￦28,326 million and ￦31,023 million for the years ended December 31, 2016, 2017 and 2018, respectively.

The above expenses by function were as follows:

	2016		2017	2018
	(in millions of Won)
Cost of sales	￦	161,810	131,724	150,822
Selling and administrative expenses		124,994	67,424	64,505
Others		803	778	1,162

	￦	287,607	199,926	216,489

6) Accumulated actuarial gains (losses), net of tax recognized in other comprehensive income for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in millions of Won)
Beginning	￦	(272,152)	(251,612)	(299,155)
Current actuarial gains (losses)		20,540	(47,543)	(173,489)

Ending	￦	(251,612)	(299,155)	(472,644)

7) The principal actuarial assumptions as of December 31, 2017 and 2018 are as follows:

	2017	2018
	(%)
Discount rate	2.70~7.75	2.24~10.03
Expected future increase in salaries(*1)	1.04~10.00	2.54~10.00

(*1)	The expected future increase in salaries is based on the average salary increase rate for the past 3~5 years.

All assumptions are reviewed at the end of the reporting period. Additionally, the total estimated defined benefit obligation includes actuarial assumptions associated with the long-term characteristics of the defined benefit plan.

8) Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding the other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	1% Increase			1% Decrease
	Amount		Percentage (%)	Amount	Percentage (%)
	(in millions of Won)
Discount rate	￦	(143,793)	(6.7)	166,225	7.8
Expected future increase in salaries		167,278	7.8	(147,232)	(6.9)

9) As of December 31, 2018 the maturity of the expected benefit payments are as follows:

	Within 1 year		1 year - 5 years	5 years - 10 years	10 years - 20 years	After 20 years	Total
	(in millions of Won)
Benefits paid	￦	110,168	735,172	836,318	795,347	491,384	2,968,389

The maturity analysis of the defined benefit obligation was nominal amounts of defined benefit obligations using expected remaining period of service of employees.